24. TRADE RECEIVABLES (Details 1) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	$ 5.3	$ 8.4
Not due
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	0.7	4.1
Up to 30 days overdue
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	0.6	0.1
31 to 60 days overdue
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	0.0	0.2
61 to 90 days overdue
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	0.8	0.1
More than 90 days overdue
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	3.2	3.9
Overdue
DisclosureOfTradeReceivablesLineItems [Line Items]
Trade receivables	$ 4.6	$ 4.3